Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Opening net book amount	¥ 531,941,000	¥ 519,323,000
Additions	82,049,000	76,713,000
Transfer from investment properties		14,330,000
Impairment loss (Note 14)	(139,818,000)	(6,036,000)
Disposal	(20,097,000)	(4,347,000)
Business combination (Note 29)	3,243,000	199,295,000
Disposal of subsidiaries (Note 30)	(3,739,000)	(169,621,000)
Depreciation charges	(93,165,000)	(97,232,000)	¥ (78,163,000)
Translation adjustments	(1,665,000)	(484,000)
Closing net book amount	358,749,000	531,941,000	519,323,000
Property, plant and equipment pledged as security for bank loans	57,238,000	65,244,000
Buildings
Property, plant and equipment
Opening net book amount	60,635,000	48,349,000
Transfer from investment properties		14,330,000
Depreciation charges	(3,399,000)	(2,044,000)
Closing net book amount	57,236,000	60,635,000	48,349,000
Leasehold improvements
Property, plant and equipment
Opening net book amount	195,601,000	186,237,000
Additions	34,734,000	31,669,000
Impairment loss (Note 14)	(76,375,000)	(364,000)
Disposal	(3,675,000)	(815,000)
Business combination (Note 29)	527,000	29,481,000
Disposal of subsidiaries (Note 30)	(975,000)	(27,440,000)
Depreciation charges	(39,933,000)	(23,124,000)
Translation adjustments	(68,000)	(43,000)
Closing net book amount	109,836,000	195,601,000	186,237,000
Machinery and equipment
Property, plant and equipment
Opening net book amount	65,622,000	71,806,000
Additions	40,617,000	6,718,000
Impairment loss (Note 14)	(14,352,000)	(841,000)
Disposal	(8,539,000)	(61,000)
Business combination (Note 29)	557,000	15,571,000
Disposal of subsidiaries (Note 30)	(1,635,000)	(13,353,000)
Depreciation charges	(14,871,000)	(14,179,000)
Translation adjustments	(1,179,000)	(39,000)
Closing net book amount	66,220,000	65,622,000	71,806,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	14,388,000	16,530,000
Additions	3,377,000	1,651,000
Impairment loss (Note 14)	(4,453,000)	(119,000)
Disposal	(4,271,000)	(50,000)
Business combination (Note 29)		6,486,000
Disposal of subsidiaries (Note 30)	(605,000)	(5,173,000)
Depreciation charges	(3,009,000)	(4,535,000)
Translation adjustments	(418,000)	(402,000)
Closing net book amount	5,009,000	14,388,000	16,530,000
Right-of-use assets
Property, plant and equipment
Opening net book amount	195,695,000	196,401,000
Additions	3,321,000	36,675,000
Impairment loss (Note 14)	(44,638,000)	(4,712,000)
Disposal	(3,612,000)	(3,421,000)
Business combination (Note 29)	2,159,000	147,757,000
Disposal of subsidiaries (Note 30)	(524,000)	(123,655,000)
Depreciation charges	(31,953,000)	(53,350,000)
Closing net book amount	120,448,000	195,695,000	¥ 196,401,000
Cost
Property, plant and equipment
Opening net book amount	863,463,000
Closing net book amount	735,709,000	863,463,000
Cost | Buildings
Property, plant and equipment
Opening net book amount	64,737,000
Closing net book amount	64,739,000	64,737,000
Cost | Leasehold improvements
Property, plant and equipment
Opening net book amount	317,013,000
Closing net book amount	302,000,000	317,013,000
Cost | Machinery and equipment
Property, plant and equipment
Opening net book amount	174,560,000
Closing net book amount	132,655,000	174,560,000
Cost | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	39,452,000
Closing net book amount	27,756,000	39,452,000
Cost | Right-of-use assets
Property, plant and equipment
Opening net book amount	267,701,000
Closing net book amount	208,559,000	267,701,000
Accumulated depreciation
Property, plant and equipment
Opening net book amount	(331,522,000)
Closing net book amount	(376,960,000)	(331,522,000)
Accumulated depreciation | Buildings
Property, plant and equipment
Opening net book amount	(4,102,000)
Closing net book amount	(7,503,000)	(4,102,000)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Opening net book amount	(121,412,000)
Closing net book amount	(192,164,000)	(121,412,000)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
Opening net book amount	(108,938,000)
Closing net book amount	(66,435,000)	(108,938,000)
Accumulated depreciation | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	(25,064,000)
Closing net book amount	(22,747,000)	(25,064,000)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Opening net book amount	(72,006,000)
Closing net book amount	¥ (88,111,000)	¥ (72,006,000)